Investment in Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 62,883	¥ 35,291	¥ 69,265
Operating lease contracts, non- cancelable lease terms	16 years
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 26,120	18,908	16,261
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 36,763	¥ 16,383	¥ 53,004